Revenue from Contracts with Customers - Disaggregation of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers
Total revenue	$ 1,851	$ 763	$ 793
Minimum
Revenue from Contracts with Customers
Invoice payment period	30 days
Maximum
Revenue from Contracts with Customers
Invoice payment period	60 days
Travel revenue
Revenue from Contracts with Customers
Total revenue	$ 1,444	446	468
Products and professional services revenue
Revenue from Contracts with Customers
Total revenue	$ 407	$ 317	$ 325